	Institutional	P	Administrative
Share Class & Ticker:	PMIXX	PMFXX	PMAXX

Summary Prospectus	July 31, 2010 (as revised as of December 3, 2010)

PIMCO Money Market Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.pimco-funds.com/prospectuses. You can also get this information at no cost by calling 1-800-927-4648 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus and Statement of Additional Information, both dated July 31, 2010, as supplemented, along with the financial statements included in the Fund’s most recent annual report to shareholders dated March 31, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class
Management Fees	0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%
Other Expenses(1)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses(2)	0.32%	0.42%	0.57%

(1)	Other Expenses do not reflect the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) as the Program expired on September 18, 2009. If the Fund’s Program payments were included, Other Expenses would have been 0.02% and Total Annual Fund Operating Expenses would have been 0.34%, 0.44% and 0.59% for Institutional Class, Class P and Administrative Class, respectively.

(2)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Fund—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Class P	$43	$135	$235	$530
Administrative Class	$58	$183	$318	$714

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

PIMCO Money Market Fund

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. Class P of the Fund has not commenced operations as of the date of this prospectus. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Institutional Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://www.pimco-funds.com/DailyNAV.aspx and quarterly updates at http://www.pimco-funds.com/PerfSummary.aspx.

Calendar Year Total Returns — Institutional Class*

*	The year-to date return as of June 30, 2010 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 1.61% in the fourth quarter of 2000, and the lowest quarterly return was 0.03% in the third quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	0.15%	3.04%	2.86%
Institutional Class Return After Taxes on Distributions(1)	0.10%	1.97%	1.80%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	0.10%	1.97%	1.80%
Administrative Class Return Before Taxes	0.12%	2.83%	2.63%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.32%	3.07%	2.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Paul A. McCulley. Mr. McCulley is a Managing Director of PIMCO and he has managed the Fund since November 1999. Effective January 1, 2011, Jerome Schneider will manage the Fund’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

PURCHASE AND SALE OF FUND SHARES

Institutional Class, Class P or Administrative Class shares: The minimum initial investment for Institutional Class, Class P or Administrative Class shares of the Fund is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Summary Prospectus

You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

■	Sending a written request by mail to: PIMCO Funds at PIMCO Funds c/o BFDS Midwest 330 W. 9th Street, Kansas City, MO 64105
■	Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you
■	Sending a fax to our Shareholder Services department at 1-816-421-2861
■	Sending an email to pimcoteam@bfdsmidwest.com

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the intermediary for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

‘

PFM0725 SUM 120310

	A	B	C
Share Class & Ticker:	PYAXX	PYCXX	PKCXX

Summary Prospectus	July 31, 2010 (as revised as of December 3, 2010)

PIMCO Money Market Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-426-0107 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus and Statement of Additional Information, both dated July 31, 2010, as supplemented, along with the financial statements included in the Fund’s most recent annual report to shareholders dated March 31, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None(1)

(1)	Regular sales charges apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.10%	1.00%	0.10%
Other Expenses(1)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses(2)	0.57%	1.47%	0.57%

(1)	Other Expenses do not reflect the Fund’s participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) as the Program expired on September 18, 2009. If the Fund’s Program payments were included, Other Expenses would have been 0.02% and Total Annual Fund Operating Expenses would have been 0.59%, 1.49% and 0.59% for Class A, Class B and Class C, respectively.

(2)	To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information. Such waivers, if any, are not reflected in this table.

Example The Example is intended to help you compare the cost of investing in Class A, Class B or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also assumes conversion of Class B shares to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$183	$318	$714
Class B	$150	$465	$803	$1,181
Class C	$58	$183	$318	$714

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$183	$318	$714
Class B	$150	$465	$803	$1,181
Class C	$58	$183	$318	$714

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

PRINCIPAL RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

PIMCO Money Market Fund

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Class A shares. To obtain the Fund’s current yield, call 1-800-426-0107. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. Lipper Institutional Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://www.allianzinvestors.com/mutualFunds/priceAndPerformance/daily_All_A.jsp, and quarterly updates at http://www.allianzinvestors.com/mutualFunds/priceAndPerformance/quarterly_All_A.jsp.

Calendar Year Total Returns — Class A*

*	The year-to date return as of June 30, 2010 is 0.02%. For the periods shown in the bar chart, the highest quarterly return was 1.54% in the fourth quarter of 2000, and the lowest quarterly return was 0.02% in the third quarter of 2009.

Average Annual Total Returns (for periods ended 12/31/09)	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.12%	2.83%	2.62%
Class A Return After Taxes on Distributions(1)	0.07%	1.83%	1.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.07%	1.83%	1.65%
Class B Return Before Taxes	0.09%	2.35%	2.18%
Class C Return Before Taxes	0.12%	2.83%	2.62%
Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Institutional Money Market Funds Average (reflects no deductions for taxes)	0.32%	3.07%	2.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Paul A. McCulley. Mr. McCulley is a Managing Director of PIMCO and he has managed the Fund since November 1999. Effective January 1, 2011, Jerome Schneider will manage the Fund’s portfolio. Mr. Schneider is an Executive Vice President of PIMCO.

Summary Prospectus

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Distributor.

■

The minimum initial investment for Class A, Class B and Class C shares of the Fund is $1,000 and $50 for each minimum subsequent investment, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. Effective November 1, 2009, Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described in “Sales of Class B shares” in the Fund’s prospectus. You may purchase or sell (redeem) all or part of your Fund shares through a broker, dealer, or other financial intermediary, or directly from the Trust by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050) as further described in the Fund’s prospectus. The Distributor reserves the right to require payment by wire or U.S. Bank check.

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Class A, Class B or Class C shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

AZ938SP_120310